Combined Semi-Annual
                                           Report to Shareholders
                                           October 31,1998

--------------------------------------------------------------------------------


                                           Riggs U.S. Treasury Money Market Fund
                                           Riggs Prime Money Market Fund
                                           Riggs U.S. Government Securities Fund
                                           Riggs Stock Fund
                                           Riggs Small Company Stock Fund

Mutual Funds are not FDIC insured and are not deposits or obligations of or guaranteed by Riggs Bank N.A. They involve investment risks, including the possible loss of the principal amount invested.

Federated Securities Corp., Distributor             [LOGO RIGGS FUNDS]

                              PRESIDENT'S MESSAGE

Dear Investor:

I am pleased to present the Semi-Annual Report for the Riggs Funds for the first half of the funds' current fiscal year, which is the six-month reporting period ended October 31, 1998. It begins with an investment commentary by each portfolio manager, followed by a complete list of holdings and the financial statements for the Riggs U.S. Treasury Money Market Fund, Riggs Prime Money Market Fund, Riggs U.S. Government Securities Fund, Riggs Stock Fund, and Riggs Small Company Stock Fund.

The following highlights summarize the fund's performance over the six-month reporting period:

Riggs U.S. Treasury Money Market Fund

This is the most conservative Riggs fund, which is managed to help shareholders earn daily income on their ready cash through a portfolio of direct U.S. Treasury money market securities or repurchase agreements fully backed by U.S. Treasury securities. The fund's portfolio of U.S. Treasury money market securities paid dividends totaling $0.02 per share for Class Y Shares and $0.01 per share for Class R Shares over the reporting period.* Assets in the fund totaled $109.3 million at the end of the period.

Riggs Prime Money Market Fund

This fund helps shareholders earn daily income on their ready cash through a portfolio of high-quality money market securities. The fund's Class Y Shares and Class R Shares each paid dividends totaling $0.02 per share.* The fund ended the reporting period with total assets of $284.1 million.

Riggs U.S. Government Securities Fund

This fund's government-focused bond portfolio paid Class R Share dividends totaling $0.27 per share, while its net asset value rose from $9.77 to $10.15. The dividends and net asset value increase resulted in a total return of 6.24%, or 4.24% adjusted for the sales charge.** The fund's $37.7 million in assets at the end of the reporting period were invested across government agency securities (73.2%) and U.S. Treasury obligations (21.7%), corporate bonds (2.7%), and a repurchase agreement (1.5%).

Riggs Stock Fund

After many years of positive returns, the U.S. stock market experienced difficulties during the reporting period. As a result, the fund's diversified portfolio of high-quality stocks--which included many household names like American Express, AT&T, Intel, Merck, Mobil, RJR Nabisco, Sears, and Xerox-- produced a negative total return. The Class B Shares return was (10.63%), or (14.20%) adjusted for the sales charge. The Class R Shares total return was (9.88%), or (11.67%) adjusted for the sales charge.** The returns of both share classes were due to changes in their net asset values. The fund's net assets totaled $96.9 million at the end of the reporting period.

Riggs Small Company Stock Fund

As the most aggressive fund in the Riggs family, the fund invests in carefully selected stocks issued by small companies.+ Small-company stocks were particularly impacted during the reporting period's stock market decline. Reflecting the decline in values among small-company stocks, the fund's total return was highly negative. The Class B Shares return was (24.87%), or (27.87%) adjusted for the sales charge. The Class R Shares total return was (30.96%) or (32.34%) adjusted for the fund's sales charge.** The returns of both share classes were due to changes in their net asset values. At the end of the reporting period, fund assets totaled $38.7 million.

The past six months proved to be a difficult period for stock investors. Whether you are a stock or bond investor, in times like these, it's particularly important to keep focused on the long-term--which is the true measure of performance. Of course, if you are a money market fund investor, your outlook is considerably shorter--your money is at work earning daily income and ready whenever you need it.

However near or far your financial goals are, thank you for selecting one or more Riggs Funds. We will continue to keep you up-to-date on your progress.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
December 15, 1998

* An investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ Small cap stocks have historically experienced greater volatility than average.

                               INVESTMENT REVIEW

Riggs U.S. Government Securities Fund

Rates on U.S. Treasury securities eroded gradually from April through July 1998, while the yield curve between the two- and thirty- year securities was flattening in response to a generally slowing economy. This environment changed radically in August and September as the U.S. equity markets declined following Russia's debt problems, and hedge fund troubles led to a "flight to quality." This flight to quality caused the spread between treasuries and other fixed income instruments to widen to levels not seen in eight years. Furthermore, the demand for liquidity was so pronounced that the spread between the on-the-run treasury issue (the latest treasury security announced) and the off-the-run issues (old treasury issues) widened to unprecedented levels. This widening in spreads caused the Federal Reserve Board ("Fed") to ease 25 basis points in late September and again in mid-October. The uncertainty and lack of liquidity in fixed income markets led to a sizeable steepening in the yield curve as liquidity demands and expectations on Fed easing led short rates down to around 4.00% in early October and long bond yields to record lows of 4.693%.

The Fed's easing actions have stabilized both the equity and bond markets. In addition, the easing has led to a narrowing in liquidity and credit spreads. These spreads should continue to narrow or stabilize, so long as the equity market remains stable. Any substantial deterioration in the equity market, however, would likely lead to a rally in treasuries and a widening of spreads. Going forward, we expect the direction of interest rates to be determined by the depth and duration of the anticipated economic slowdown. If the slowdown is more severe than expected, then interest rates are likely to decline further as the Fed continues to lower short-term rates. On the other hand, the lack of an economic slowdown would likely shift expectations away from Fed easing and result in an adjustment in the yield curve.

Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

The U.S. economy appeared to be in a weakening trend along with Asia and Europe between April and October 1998. Consumer confidence continued to fall accompanied by a slowdown in the housing market. Inflation remained low and commodity prices continued to decline with the price of oil at a 12 year low. It was a turbulent period for the bond market with ongoing problems in Asia coupled with a deterioration of several international economies. In addition, the financial problems at Long Term Capital Management were exposed in September leading to speculation of further hedge fund liquidations. As a result, there were rapid inflows in the U.S. Treasury markets as investors, both U.S. and abroad, sought safety and liquidity. Yields across the Treasury curve were down dramatically during this period with the 2-year Treasury moving from 5.50% to 4.12%. The Fed lowered the federal funds rate twice through October by a total of 50 basis points ("bps") to 5.00%. Treasury bill yields remained well below the federal funds rate with both three- and six-month bills down 75 bps. Commercial paper rates were down as well with 3-month paper declining from 5.57% to 5.14% and 9-month paper declining even more dramatically from 5.70% to 4.72%.

Riggs Stock Fund
Riggs Small Company Stock Fund

The volatility in the stock markets worldwide characterized the past six month reporting period ended October 31, 1998. While our domestic economy experienced solid growth in gross domestic product with low inflation, a flight to the largest and highest quality securities seemed to be the focus in the equity markets as concerns regarding the impact of global forces on our shores was a significant factor in returns.

Our investment philosophy in managing both equity funds is to balance long-term valuation with the catalyst of short-term earnings acceleration. We employ our methodology; which we call Value/Momentum, by analyzing four key factors: (1) relative value; (2) earnings growth relative to the stock's price-to-earnings multiple; (3) earnings estimate revisions; and (4) relative price strength. For stocks scoring highly in this process, we focus on the fundamental changes that management is implementing within these companies to generate earnings growth. We then choose to invest in those companies in which we have the most confidence in management.

As we mentioned in our last report, the markets have been extremely volatile. Volatility works both up and down. The global changes taking place are significant and it will take time for governments overseas to adjust to a more open free market system.

Our investment philosophy is our anchor in the storms. While we may be buffeted in the near term, we stay focused on the important characteristics of stocks, seeking out those companies that offer attractive valuation and the catalyst of an accelerating earnings stream.

A Special Meeting of Shareholders of RIMCO Monument Bond Fund (the "Bond Fund") (since renamed Riggs U.S. Government Securities Fund), RIMCO Monument Stock Fund (the "Stock Fund") (since renamed Riggs Stock Fund), and RIMCO Monument Small Capitalization Equity Fund (the "Small Capitalization Equity Fund") (since renamed Riggs Small Company Stock Fund) was held on June 19, 1998. On April 20, 1998, the record date for shareholders voting at the meeting, there were 3,496,359 total outstanding shares of the Bond Fund; 7,031,764 total outstanding shares of the Stock Fund; and 2,990,514 total outstanding shares of the Small Capitalization Equity Fund. The following item was considered by shareholders and the results of their voting were as follows:

To approve or disapprove a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended, on behalf of each of the Bond Fund, Stock Fund, and Small Capitalization Equity Fund.


                                                       For           Against         Abstain

                                                    ---------        -------         -------
Bond Fund                                           2,816,055          5,719           7,937
Stock Fund                                          4,500,652        130,884          11,949
Small Capitalization Equity Fund                    2,543,423         26,224          20,349

                           PORTFOLIO OF INVESTMENTS

                     Riggs U.S. Treasury Money Market Fund
                          October 31, 1998 (unaudited)


     Principal

      Amount                                                                                                      Value
U.S. Treasury Obligations--18.3%

                     U.S. Treasury Note--18.3%

$20,000,000          5.000%, 1/31/1999                                                                         $19,976,999
                                                                                                               -----------
(a) Repurchase Agreements--65.9%

24,032,000           Donaldson, Lufkin and Jenrette Securities Corp., 5.400%, dated 10/30/1998, due 11/2/1998   24,032,000
24,031,000           PaineWebber Group, Inc., 5.300%, dated 10/30/1998, due 11/2/1998                           24,031,000
24,032,000           Prudential Securities, Inc., 5.350%, dated 10/30/1998, due 11/2/1998                       24,032,000
                                                                                                               -----------
                     Total Repurchase Agreements                                                                72,095,000

                                                                                                               -----------
                     Total Investments (at amortized cost)(b)                                                  $92,071,999

                                                                                                               -----------

(a) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($109,388,621) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                     Riggs U.S. Treasury Money Market Fund
                          October 31, 1998 (unaudited)

Assets:

Investments in repurchase agreements                                                                    $72,095,000
Investments in securities                                                                                19,976,999

                                                                                                        -----------
Total investments in securities, at amortized cost and value                                                         $ 92,071,999
Cash                                                                                                                   17,443,368
Income receivable                                                                                                         274,146
                                                                                                                     ------------
Total assets                                                                                                          109,789,513
Liabilities:
Income distribution payable                                                                                 398,158
Accrued expenses                                                                                              2,734
                                                                                                        -----------
Total liabilities                                                                                                         400,892

                                                                                                                     ------------
Net Assets for 109,388,621 shares outstanding                                                                        $109,388,621
                                                                                                                     ------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class Y Shares:

$106,351,211 O 106,351,211 shares outstanding                                                                        $       1.00
                                                                                                                     ------------
Class R Shares:

$3,037,410 O 3,037,410 shares outstanding                                                                            $       1.00
                                                                                                                     ------------

(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                     Riggs U.S. Treasury Money Market Fund
                 Six Months Ended October 31, 1998 (unaudited)


Investment Income:

Interest                                                                                                            $3,174,030
Expenses:

Investment advisory fee                                                                             $292,151
Administrative personnel and services fee                                                             81,694
Custodian fees                                                                                        11,686
Transfer and dividend disbursing agent fees and expenses                                               7,192
Trustees' fees                                                                                           740
Auditing fees                                                                                          7,436
Legal fees                                                                                             1,196
Portfolio accounting fees                                                                                956
Distribution services fee--Class R Shares                                                              2,768
Shareholder services fee--Class R Shares                                                               1,384
Share registration costs                                                                              11,544
Printing and postage                                                                                   3,492
Insurance premiums                                                                                     1,648
Miscellaneous                                                                                          2,140
                                                                                                    --------
Total expenses                                                                                       426,027
Waivers--
Waiver of distribution services fee--Class R Shares                                 $(1,384)
Waiver of shareholder services fee--Class R Shares                                   (1,384)
                                                                                    -------
Total waivers                                                                                         (2,768)

                                                                                                    --------
Net expenses                                                                                                           423,259

                                                                                                                    ----------
Net investment income                                                                                               $2,750,771

                                                                                                                    ----------

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS

                     Riggs U.S. Treasury Money Market Fund


                                                                                     Six Months
                                                                                        Ended

                                                                                     (unaudited)       Year Ended
                                                                                  October 31, 1998   April 30, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                                $   2,750,771    $   6,876,836
                                                                                     -------------    -------------
Distributions to Shareholders--
Distributions from net investment income

Class Y Shares                                                                          (2,726,134)      (6,876,836)
Class R Shares                                                                             (24,637)              --
                                                                                     -------------    -------------
Change in net assets resulting from distributions to shareholders                       (2,750,771)      (6,876,836)
                                                                                     -------------    -------------
Share Transactions--

Proceeds from sale of shares                                                           128,391,230      277,959,898
Net asset value of shares issued to shareholders in payment of distributions               629,544        1,500,215
 declared

Cost of shares redeemed                                                               (137,056,646)    (303,046,901)
                                                                                     -------------    -------------
Change in net assets resulting from share transactions                                  (8,035,872)     (23,586,788)
                                                                                     -------------    -------------
Change in net assets                                                                    (8,035,872)     (23,586,788)
Net Assets:
Beginning of period                                                                    117,424,493      141,011,281
                                                                                     -------------    -------------
End of period                                                                        $ 109,388,621    $ 117,424,493
                                                                                     -------------    -------------

(See Notes which are an integral part of the Financial Statements)

                             FINANCIAL HIGHLIGHTS

                     Riggs U.S. Treasury Money Market Fund
                                Class Y Shares

(For a share outstanding throughout each period)


                                                        Six Months Ended

                                                           (unaudited)

                                                           October 31,                     Year Ended April 30,
                                                              1998           1998       1997       1996       1995      1994
Net asset value, beginning of period                            $   1.00   $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
Income from investment operations
Net investment income                                               0.02       0.05       0.05       0.05      0.04       0.03
                                                                --------   --------   --------   --------   -------   --------
Less distributions

Distributions from net investment income                           (0.02)     (0.05)     (0.05)     (0.05)    (0.04)     (0.03)
                                                                --------   --------   --------   --------   -------   --------
Net asset value, end of period                                  $   1.00   $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
                                                                --------   --------   --------   --------   -------   --------
Total return (a)                                                    2.40%      5.00%      4.83%      5.28%     4.39%      2.64%
Ratios to average net assets
Expenses                                                          0.72%*       0.63%      0.57%      0.60%     0.60%      0.56%
Net investment income                                             4.71%*       4.88%      4.74%      5.17%     4.33%      2.61%
Expense reimbursement/waiver (b)                                      --       0.08%      0.13%      0.18%     0.20%      0.16%
Supplemental data
Net assets, end of period (000 omitted)                         $106,351   $117,424   $141,011   $107,104   $81,089   $106,948

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                             FINANCIAL HIGHLIGHTS

                     Riggs U.S. Treasury Money Market Fund
                                Class R Shares

(For a share outstanding throughout the period)


                                                                                           Period Ended
                                                                                            (unaudited)
                                                                                            October 31,

                                                                                              1998(c)

Net asset value, beginning of period                                                               $  1.00
Income from investment operations
Net investment income                                                                                 0.01
                                                                                                   -------
Less distributions

Distributions from net investment income                                                             (0.01)

                                                                                                   -------
Net asset value, end of period                                                                     $  1.00
                                                                                                   -------
Total return (a)                                                                                      1.42%
Ratios to average net assets
Expenses                                                                                            1.00%*
Net investment income                                                                               4.48%*
Expense waiver/reimbursement (b)                                                                    0.50%*
Supplemental data
Net assets, end of period (000 omitted)                                                            $ 3,037

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Class R commenced operations on July 1, 1998.

(See Notes which are an integral part of the Financial Statements)

                           PORTFOLIO OF INVESTMENTS

                         Riggs Prime Money Market Fund
                         October 31, 1998 (unaudited)


 Principal Amount                                                                                                      Value
Commercial Paper--18.3%

                   Finance--11.3%

$10,000,000        American General Finance Corp., 5.080%, 11/12/1998                                               $  9,984,478
10,000,000         IBM Credit Corp., (International Business Machines Corp. Support Agreement), 5.030%, 11/2/1998      9,998,603
12,000,000         Prudential Funding Corp., 5.480%, 11/18/1998                                                       11,968,947
                                                                                                                    ------------
                   Total                                                                                              31,952,028

                                                                                                                    ------------
                   Finance - Automotive--7.0%

10,000,000         Chrysler Financial Corp., 5.080%, 11/9/1998                                                         9,988,778
10,000,000         Ford Motor Credit Corp., 5.080%, 11/5/1998                                                          9,994,356
                                                                                                                    ------------
                   Total                                                                                              19,983,134

                                                                                                                    ------------
                   Total Commercial Paper                                                                             51,935,162

                                                                                                                    ------------
Corporate Bonds--18.4%
                   Banking--1.3%

3,725,000          First USA Bank, 5.750%, 1/15/1999                                                                   3,723,801
                                                                                                                    ------------
                   Consumer Non-Durables--0.4%

1,000,000          PepsiCo, Inc., 7.625%, 11/1/1998                                                                    1,000,000
                                                                                                                    ------------
                   Finance--11.2%

10,000,000         BankAmerica Corp., 8.500%, 3/1/1999                                                                10,091,074
2,601,000          Chase Manhattan Corp., 10.000%, 6/15/1999                                                           2,665,979
900,000            Citicorp, 9.000%, 4/15/1999                                                                           912,972
2,305,000          Discover Credit Corp., 8.350%, 4/27/1999                                                            2,333,274
5,250,000          Norwest Corp., 5.750%, 11/16/1998                                                                   5,249,922
975,000            Salomon, Inc., 5.500%, 1/15/1999                                                                      974,452
6,000,000          Salomon, Inc., 7.000%, 5/15/1999                                                                    6,037,104
3,700,000          Sears Roebuck Acceptance Corp., 5.600%, 11/16/1998                                                  3,699,895
                                                                                                                    ------------
                   Total                                                                                              31,964,672

                                                                                                                    ------------
                   Finance - Automotive--3.9%

1,500,000          Ford Motor Credit Corp., 5.625%, 1/15/1999                                                          1,499,364
750,000            Ford Motor Credit Corp., 8.000%, 1/15/1999                                                            753,520
480,000            General Motors Acceptance Corp., 7.750%, 1/15/1999                                                    482,051
8,291,000          General Motors Acceptance Corp., 8.625%, 6/15/1999                                                  8,434,000
                                                                                                                    ------------
                   Total                                                                                              11,168,935

                                                                                                                    ------------
                   Finance - Equipment--0.4%

1,015,000          General Electric Capital Corp., 6.125%, 3/4/1999                                                    1,015,956
                                                                                                                    ------------
                   Retail Trade--1.2%

3,305,000          Sears, Roebuck & Co., 8.450%, 11/1/1998                                                             3,305,000
                                                                                                                    ------------
                   Total Corporate Bonds                                                                              52,178,364

                                                                                                                    ------------
Corporate Notes--14.3%
                   Finance--7.9%

10,000,000         American Express Co., 5.070%, 11/15/1998                                                            9,994,367
1,000,000          Associates Corp. of North America, 5.290%, 11/2/1998                                                  999,988
1,000,000          Beneficial Corp., 9.200%, 8/25/1999                                                                 1,027,611
1,750,000          CIT Group Holdings, Inc., 5.700%, 12/15/1998                                                        1,750,013
6,175,000          CIT Group Holdings, Inc., 5.875%, 11/9/1998                                                         6,174,893


Principal Amount                                                                                                           Value
Corporate Notes--continued

                   Finance--continued

$1,500,000         Deutsche Bank Financial, Inc., 6.375%, 12/23/1998                                                $  1,501,025
1,000,000          Norwest Financial, Inc., 6.250%, 3/15/1999                                                          1,001,963
                                                                                                                    ------------
                   Total                                                                                              22,449,860

                                                                                                                    ------------
                   Finance - Automotive--1.1%

2,000,000          Chrysler Financial Corp., 6.240%, 11/2/1998                                                         2,000,033
1,000,000          General Motors Acceptance Corp., 6.500%, 4/16/1999                                                  1,003,023
                                                                                                                    ------------
                   Total                                                                                               3,003,056

                                                                                                                    ------------
                   Finance - Equipment--5.3%

1,220,000          General Electric Capital Corp., 5.500%, 12/11/1998                                                  1,219,435
500,000            International Lease Finance Corp., 5.750%, 1/15/1999                                                  499,810
8,300,000          International Lease Finance Corp., 8.000%, 2/16/1999                                                8,355,758
5,000,000          International Lease Finance Corp., 9.880%, 12/15/1998                                               5,025,202
                                                                                                                    ------------
                   Total                                                                                              15,100,205

                                                                                                                    ------------
                   Total Corporate Notes                                                                              40,553,121

                                                                                                                    ------------
(a) Government Agencies--14.3%
                   Federal Farm Credit Bank--0.2%

500,000            5.430%, 11/16/1998                                                                                    498,869
                                                                                                                    ------------
                   Federal Home Loan Bank--7.0%

20,000,000         4.605%, 4/1/1999                                                                                   19,994,622
                                                                                                                    ------------
                   Federal National Mortgage Association--0.4%

1,250,000          4.350%, 5/25/1999                                                                                   1,249,334
                                                                                                                    ------------
                   Student Loan Marketing Association--6.7%

5,500,000          4.360%, 11/10/1998                                                                                  5,499,766
100,000            4.370%, 2/22/1999                                                                                      99,951
400,000            4.380%, 2/8/1999                                                                                      399,924
13,000,000         4.390%, 8/2/1999                                                                                   12,990,287
100,000            4.430%, 3/7/2001                                                                                       99,668
                                                                                                                    ------------
                   Total                                                                                              19,089,596

                                                                                                                    ------------
                   Total Government Agencies                                                                          40,832,421

                                                                                                                    ------------
Loan Participation--4.2%
                   Finance - Equipment--4.2%

12,000,000         General Electric Capital Corp., 5.500%, 11/20/1998                                                 11,965,167
                                                                                                                    ------------
(a) Notes - Variable--19.9%
                   Banking--5.1%

1,520,000          BT Securities Corp., 5.937%, 3/15/1999                                                              1,521,378
13,000,000         U.S. Bank, NA, Minneapolis, 5.093%, 11/16/1998                                                     12,999,637
                                                                                                                    ------------
                   Total                                                                                              14,521,015

                                                                                                                    ------------
                   Finance--11.3%

5,000,000          Allstate Corp., GIC, 5.635%, 6/30/1999                                                              5,000,000
15,000,000         Bankers Trust Co., New York, 5.335%, 11/2/1998                                                     14,999,003
2,000,000          Bear Stearns Cos., Inc., (Series B), 5.405%, 11/6/1998                                              2,000,016
10,000,000         Morgan Stanley, Dean Witter & Co., 5.662%, 12/13/1998                                              10,000,000
                                                                                                                    ------------
                   Total                                                                                              31,999,019

                                                                                                                    ------------


Principal Amount                                                                                                           Value
(a) Notes - Variable--continued

                   Finance - Insurance--3.5%

$10,000,000        Allstate Life Insurance Co., GIC, 5.715%, 12/2/1998                                              $ 10,000,000
                                                                                                                    ------------
                   Total Notes - Variable                                                                             56,520,034
                                                                                                                    ------------
(b) Repurchase Agreements--10.1%

9,576,000          Donaldson, Lufkin and Jenrette Securities Corp., 5.400%, dated 10/30/1998, due 11/2/1998            9,576,000
9,575,000          PaineWebber Group, Inc., 5.300%, dated 10/30/1998, due 11/2/1998                                    9,575,000
9,576,000          Prudential Securities, Inc., 5.350%, dated 10/30/1998, due 11/2/1998                                9,576,000
                                                                                                                    ------------
                   Total Repurchase Agreements                                                                        28,727,000

                                                                                                                    ------------
                   Total Investments (at amortized cost)(c)                                                         $282,711,269

                                                                                                                    ------------

(a) Current rate and next reset date shown.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($284,194,857) at October 31, 1998.

The following acronym is used throughout this portfolio:

GIC--Guaranteed Investment Contract

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                         Riggs Prime Money Market Fund
                         October 31, 1998 (unaudited)

Assets:

Investments in securities, at amortized cost and value                                             $253,984,269
Repurchase agreements, at amortized cost and value                                                   28,727,000
                                                                                                   ------------
Total investments in securities, at amortized cost and value                                        282,711,269
Cash                                                                                                     45,228
Income receivable                                                                                     2,648,126
Receivable for shares sold                                                                               22,523
                                                                                                   ------------
Total assets                                                                                        285,427,146
Liabilities:
Income distribution payable                                                   $1,209,994
Accrued expenses                                                                  22,295
                                                                              ----------
Total liabilities                                                                                     1,232,289

                                                                                                   ------------
Net Assets for 284,498,871 shares outstanding                                                      $284,194,857
                                                                                                   ------------
Net Assets Consist of:

Paid in capital                                                                                    $284,502,275
Undistributed net investment income                                                                     578,296
Accumulated net realized loss on investments                                                           (885,714)
                                                                                                   ------------
Total Net Assets                                                                                   $284,194,857

                                                                                                   ------------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class Y Shares:

$281,201,568 / 281,505,592 shares outstanding                                                             $1.00
                                                                                                   ------------
Class R Shares:

$2,993,289 / 2,993,279 shares outstanding                                                                 $1.00
                                                                                                   ------------

(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                         Riggs Prime Money Market Fund
                 Six Months Ended October 31, 1998 (unaudited)


Investment Income:

Interest                                                                            $8,996,571

Expenses:

Investment advisory fee                                                $  807,407
Administrative personnel and services fee                                 225,396
Custodian fees                                                             32,296
Transfer and dividend disbursing agent fees and expenses                   18,216
Trustees' fees                                                              2,116
Auditing fees                                                               7,452
Legal fees                                                                  1,656
Distribution services fee--Class R Shares                                   4,784
Shareholder services fee--Class R Shares                                    2,024
Share registration costs                                                   10,396
Printing and postage                                                        3,496
Insurance premiums                                                          1,580
Miscellaneous                                                               2,851
                                                                       ----------
Total expenses                                                          1,119,670
Waivers and reimbursements--
Waiver of distribution services fee--Class R Shares          $(2,623)
Waiver of shareholder services fee--Class R Shares            (2,024)
                                                             -------
Total waivers                                                              (4,647)

                                                                       ----------
Net expenses                                                                         1,115,023

                                                                                    ----------
Net investment income                                                               $7,881,548

                                                                                    ----------

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS

                         Riggs Prime Money Market Fund


                                                                                             Six Months Ended          Year Ended
                                                                                               (unaudited)

                                                                                             October 31, 1998        April 30, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                                               $   7,881,548   $    18,383,309
Net realized loss on investments ($0 and $4,102, respectively, as computed for                                 --           (15,106)
 federal tax purposes)

                                                                                                    -------------   ---------------
Change in net assets resulting from operations                                                          7,881,548        18,368,203
                                                                                                    -------------   ---------------
Distributions to Shareholders--
Distributions from net investment income

Class Y Shares                                                                                         (7,837,157)      (18,106,563)
Class R Shares                                                                                            (44,391)         (276,746)
                                                                                                    -------------   ---------------
Change in net assets resulting from distributions to shareholders                                      (7,881,548)      (18,383,309)
                                                                                                    -------------   ---------------
Share Transactions--

Proceeds from sale of shares                                                                          627,694,193     1,668,483,944
Net asset value of shares issued to shareholders in payment of distributions declared                   1,887,523         6,222,769
Cost of shares redeemed                                                                              (664,016,919)   (1,754,361,234)
                                                                                                    -------------   ---------------
Change in net assets resulting from share transactions                                                (34,435,203)      (79,654,521)
                                                                                                    -------------   ---------------
Change in net assets                                                                                  (34,435,203)      (79,669,627)
Net Assets:
Beginning of period                                                                                   318,630,060       398,299,687
                                                                                                    -------------   ---------------
End of period (including undistributed net investment income of $578,296 and                        $ 284,194,857   $   318,630,060
 $578,296, respectively)
                                                                                                    -------------   ---------------

(See Notes which are an integral part of the Financial Statements)

FINANCIAL HIGHLIGHTS

                         Riggs Prime Money Market Fund
                                Class Y Shares

(For a share outstanding throughout each period)


                                                         Six Months
                                                           Ended

                                                        (unaudited)

                                                        October 31,                     Year Ended April 30,
                                                            1998        1998       1997       1996         1995        1994
Net asset value, beginning of period                       $   1.00   $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
Income from investment operations
Net investment income                                          0.02       0.05       0.05       0.05      0.047          0.03
Net realized loss on investments                                 --         --         --         --     (0.003)           --
                                                           --------   --------   --------   --------   --------      --------
Total from investment operations                               0.00       0.05       0.05       0.05      0.044          0.03
                                                           --------   --------   --------   --------   --------      --------
Less distributions

Distributions from net investment income                      (0.02)     (0.05)     (0.05)     (0.05)    (0.047)        (0.03)
Capital contribution                                             --         --         --         --      0.003            --
                                                           --------   --------   --------   --------   --------      --------
Net asset value, end of period                             $   1.00   $   1.00   $   1.00   $   1.00   $   1.00      $   1.00
                                                           --------   --------   --------   --------   --------      --------
Total return (a)                                               2.46%      5.22%      5.09%      5.50%      4.84%(b)      3.08%
Ratios to average net assets
Expenses                                                     0.69%*       0.58%      0.51%      0.51%      0.44%         0.43%
Net investment income                                        4.88%*       5.11%      5.00%      5.26%      4.72%         3.02%
Expense reimbursement/waiver (c)                                 --       0.11%      0.17%      0.19%      0.24%         0.28%
Supplemental data
Net assets, end of period (000 omitted)                    $281,202   $318,122   $372,037   $367,742   $284,059      $334,765

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                             FINANCIAL HIGHLIGHTS

                         Riggs Prime Money Market Fund
                                Class R Shares

(For a share outstanding throughout each period)


                                                              Six Months

                                                                 Ended

                                                              (unaudited)

                                                              October 31,       Year Ended April 30,
                                                                  1998       1998      1997     1996(a)

Net asset value, beginning of period                              $  1.00   $ 1.00   $  1.00   $  1.00
Income from investment operations
Net investment income                                                0.02     0.05      0.05      0.02
                                                                  -------   ------   -------   -------
Less distributions

Distributions from net investment income                            (0.02)   (0.05)    (0.05)    (0.02)
                                                                  -------   ------   -------   -------
Net asset value, end of period                                    $  1.00   $ 1.00   $  1.00   $  1.00
                                                                  -------   ------   -------   -------
Total return (b)                                                     2.38%    4.92%     4.57%     0.74%
Ratios to average net assets
Expenses                                                           0.92%*     1.00%     1.01%   1.07%*
Net investment income                                              4.64%*     4.51%     4.58%   4.58%*
Expense waiver/reimbursement (c)                                   0.49%*     0.18%     0.17%   0.19%*
Supplemental data
Net assets, end of period (000 omitted)                           $ 2,993   $  508   $26,263   $    10

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30,1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                           PORTFOLIO OF INVESTMENTS

                     Riggs U.S. Government Securities Fund
                         October 31, 1998 (unaudited)


    Principal

      Amount                                                                                               Value
Corporate Bonds--2.7%

                    Finance--2.7%

$1,000,000          EQCC Home Equity Loan Trust 1997-3, Class A8, 6.41%, 12/15/2004                         $ 1,020,430
                                                                                                            -----------
                    Total Corporate Bonds (identified cost $999,844)                                          1,020,430
                                                                                                            -----------
Government Agencies--73.2%

                    Federal Home Loan Mortgage Corporation--28.3%

9,700,000           5.75%, 7/15/2003                                                                         10,075,099
620,000             6.79%, 5/24/2001                                                                            627,477
                                                                                                            -----------
                    Total                                                                                    10,702,576

                                                                                                            -----------
                    Federal National Mortgage Association--22.2%

4,500,000           5.625%, 3/15/2001                                                                         4,611,825
888,000             6.00%, 5/15/2008                                                                            941,280
962,452             7.50%, 6/1/2012                                                                             988,323
1,000,000           8.50%, 2/1/2005                                                                           1,043,020
534,291             9.50%, 6/25/2018                                                                            573,321
211,060             9.50%, 7/25/2019                                                                            232,871
                                                                                                            -----------
                    Total                                                                                     8,390,640

                                                                                                            -----------
                    Government National Mortgage Association--22.7%

1,227,850           6.50%, 5/15/2028                                                                          1,241,663
2,375,335           7.00%, 8/15/2027                                                                          2,431,013
2,602,846           7.50%, 10/15/2027                                                                         2,682,545
2,127,100           8.00%, 10/15/2027                                                                         2,204,207
                                                                                                            -----------
                    Total                                                                                     8,559,428

                                                                                                            -----------
                    Total Government Agencies (identified cost $27,578,317)                                  27,652,644
                                                                                                            -----------
U.S. Treasury Obligations--21.7%
                    U.S. Treasury Bonds --21.7%

4,251,000           6.25%, 8/15/2023                                                                          4,754,871
2,950,000           6.50%, 11/15/2026                                                                         3,431,116
                                                                                                            -----------
                    Total                                                                                     8,185,987

                                                                                                            -----------
                    U.S. Treasury Note --0.0%

1,000               6.50%, 5/15/2005                                                                              1,113
                                                                                                            -----------
                    Total U.S. Treasury Obligations (identified cost $7,387,951)                              8,187,100
                                                                                                            -----------
(a) Repurchase Agreements--1.5%

564,000             Donaldson, Lufkin and Jenrette Securities Corp., 5.40%, dated 10/30/1998,                   564,000
                    due 11/2/1998 (at amortized cost)
                                                                                                            -----------
                    Total Investments (identified cost $36,530,112)(b)                                      $37,424,174

                                                                                                            -----------

(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $36,530,112. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $894,062 which is comprised of $983,393 appreciation and $89,331 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($37,745,543) at October 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                     Riggs U.S. Government Securities Fund
                          October 31, 1998 (unaudited)

Assets:

Total investments in securities, at value (identified and tax cost $36,530,112)                                    $37,424,174
Cash                                                                                                                       977
Income receivable                                                                                                      496,970
                                                                                                                   -----------
Total assets                                                                                                        37,922,121
Liabilities:
Income distribution payable                                                                              $169,454
Accrued expenses                                                                                            7,124
                                                                                                         --------
Total liabilities                                                                                                      176,578

                                                                                                                   -----------
Net Assets for 3,721,126 shares outstanding                                                                        $37,745,543
                                                                                                                   -----------
Net Assets Consist of:

Paid in capital                                                                                                    $38,902,395
Net unrealized appreciation of investments                                                                             894,062
Accumulated net realized loss on investments                                                                        (2,039,521)
Distributions in excess of net investment income                                                                       (11,393)
                                                                                                                   -----------
Total Net Assets                                                                                                   $37,745,543

                                                                                                                   -----------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$37,745,543 / 3,721,126 shares outstanding                                                                              $10.14
                                                                                                                   -----------

(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                     Riggs U.S. Government Securities Fund
                 Six Months Ended October 31, 1998 (unaudited)


Investment Income:

Interest                                                                                                 $1,081,683

Expenses:

Investment advisory fee                                                                       $136,302
Administrative personnel and services fee                                                       25,437
Custodian fees                                                                                   3,635
Transfer and dividend disbursing agent fees and expenses                                         9,016
Trustees' fees                                                                                     644
Auditing fees                                                                                    7,820
Legal fees                                                                                       1,748
Portfolio accounting fees                                                                        2,484
Distribution services fee                                                                        8,138
Shareholder services fee                                                                         8,138
Share registration costs                                                                         8,004
Printing and postage                                                                             2,576
Insurance premiums                                                                               1,196
Miscellaneous                                                                                    1,932
                                                                                              --------
Total expenses                                                                                 217,070
Waivers --
Waiver of investment advisory fee                                                  $(72,695)
Waiver of shareholder services fee                                                   (4,883)
                                                                                   --------
Total waivers                                                                                  (77,578)

                                                                                              --------
Net expenses                                                                                                139,492

                                                                                                         ----------
Net investment income                                                                                       942,191

                                                                                                         ----------
Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments                                                                            674,098
Net change in unrealized appreciation of investments                                                        685,336

                                                                                                         ----------
Net realized and unrealized gain on investments                                                           1,359,434
                                                                                                         ----------
Change in net assets resulting from operations                                                           $2,301,625
                                                                                                         ----------

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS

                     Riggs U.S. Government Securities Fund


                                                                            Six Months
                                                                              Ended

                                                                           (unaudited)                 Year Ended
                                                                         October 31, 1998            April 30, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                             $   942,191              $  1,932,020
Net realized gain on investments ($674,098 and $843,130,
 respectively,

as computed for federal tax purposes)                                                 674,098                   933,219
Net change in unrealized appreciation                                                 685,336                   349,287
                                                                                  -----------              ------------
Change in net assets resulting from operations                                      2,301,625                 3,214,526
                                                                                  -----------              ------------
Distributions to Shareholders--

Distributions from net investment income                                             (953,584)               (1,973,265)
                                                                                  -----------              ------------
Share Transactions--

Proceeds from sale of shares                                                        5,221,533                12,504,323
Net asset value of shares issued to shareholders in payment of                        156,955                   348,824
 distributions declared

Cost of shares redeemed                                                            (3,533,682)              (11,370,863)
                                                                                  -----------              ------------
Change in net assets resulting from share transactions                              1,844,806                 1,482,284
                                                                                  -----------              ------------
Change in net assets                                                                3,192,847                 2,723,545
Net Assets:
Beginning of period                                                                34,552,696                31,829,151
                                                                                  -----------              ------------
End of period                                                                     $37,745,543              $ 34,552,696
                                                                                  -----------              ------------

(See Notes which are an integral part of the Financial Statements)

                             FINANCIAL HIGHLIGHTS

                     Riggs U.S. Government Securities Fund
                                Class R Shares

(For a share outstanding throughout each period)


                                                                Six Months

                                                                  Ended

                                                               (unaudited)

                                                               October 31,                      Year Ended April 30,
                                                                  1998           1998        1997      1996      1995      1994
Net asset value, beginning of period                              $  9.77      $  9.41     $  9.47   $  9.35   $  9.46   $ 10.40
Income from investment operations
Net investment income                                                0.27         0.56        0.60      0.59      0.56      0.53
Net realized and unrealized gain (loss) on investments               0.37         0.37       (0.07)     0.12     (0.11)    (0.38)
                                                                  -------      -------     -------   -------   -------    ------
Total from investment operations                                     0.64         0.93        0.53      0.71      0.45      0.15
                                                                  -------      -------     -------   -------   -------    ------
Less distributions

Distributions from net investment income                            (0.27)       (0.57)      (0.59)    (0.59)    (0.56)    (0.53)
Distributions from net realized gain                                   --           --          --        --        --     (0.56)
                                                                  -------      -------     -------   -------   -------    ------
Total distributions                                                 (0.27)       (0.57)      (0.59)    (0.59)    (0.56)    (1.09)
                                                                  -------      -------     -------   -------   -------    ------
Net asset value, end of period                                    $ 10.14      $  9.77     $  9.41   $  9.47   $  9.35   $  9.46
                                                                  -------      -------     -------   -------   -------    ------
Total return (a)                                                     6.24%       10.14%       5.79%     7.60%     5.01%     1.10%
Ratios to average net assets
Expenses                                                           1.05%*         0.82%       0.87%     0.80%     0.80%     0.68%
Net investment income                                              5.18%*         5.87%       6.36%     6.04%     6.06%     5.15%
Expense reimbursement/waiver (b)                                   0.55%*         0.40%       0.40%     0.40%     0.40%     0.48%
Supplemental data
Net assets, end of period (000 omitted)                           $37,745    $34,521   $31,829   $50,919   $46,820   $47,552
Portfolio turnover                                                     53%       175%      171%      128%      262%      344%
---------------------------------------------------------------------------------------------------------------------------------

*   Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            PORTFOLIO OF INVESTMENTS

                                Riggs Stock Fund
                          October 31, 1998 (unaudited)


Shares                                                                                               Value
Common Stocks--96.9%

                Commercial Services--1.5%

        81,911  Modis Professional Services, Inc.                                                     $ 1,443,681
                Consumer Non-Durables--8.5%
        56,875  Fort James Corp.                                                                        2,292,773
        55,800  Philip Morris Cos., Inc.                                                                2,852,775
        30,270  Quaker Oats Co.                                                                         1,787,822
        35,655  R.J.R. Nabisco, Inc., Class A                                                           1,345,976
                                                                                                      -----------
                Total                                                                                   8,279,346

                                                                                                      -----------
                Consumer Services--3.4%

       109,050  (a) Cendant Corp.                                                                       1,247,259
        34,855  Tribune Co.                                                                             2,008,519
                                                                                                      -----------
                Total                                                                                   3,255,778

                                                                                                      -----------
                Electronic Technology--15.8%

        21,570  (a) Cisco Systems, Inc.                                                                 1,358,910
        81,465  Compaq Computer Corp.                                                                   2,576,331
        25,255  (a) EMC Corp. Mass                                                                      1,625,791
        26,445  Intel Corp.                                                                             2,358,563
        20,575  International Business Machines Corp.                                                   3,054,101
        35,955  Northern Telecom Ltd.                                                                   1,539,323
        27,380  Sundstrand Corp.                                                                        1,285,149
        15,880  United Technologies Corp.                                                               1,512,570
                                                                                                      -----------
                Total                                                                                  15,310,738

                                                                                                      -----------
                Energy Minerals--7.1%

        20,025  British Petroleum Co. PLC, ADR                                                          1,770,961
        28,050  Mobil Corp.                                                                             2,123,034
        32,590  Texaco, Inc.                                                                            1,932,994
        31,250  USX Corp.                                                                               1,021,484
                                                                                                      -----------
                Total                                                                                   6,848,473

                                                                                                      -----------
                Finance--15.3%

        24,210  American Express Co.                                                                    2,139,559
        21,335  Bank One Corp.                                                                          1,042,748
        16,747  BankAmerica Corp.                                                                         961,906
        36,335  BankBoston Corp.                                                                        1,337,582
        45,995  First Union Corp.                                                                       2,667,710
        21,320  Hartford Financial Services Group, Inc.                                                 1,132,625
        47,435  Provident Cos., Inc.                                                                    1,378,580
        46,285  SLM Holding Corp.                                                                       1,854,293
        62,613  Washington Mutual, Inc.                                                                 2,344,074
                                                                                                      -----------
                Total                                                                                  14,859,077

                                                                                                      -----------
                Health Services--2.9%

        59,190  Columbia/HCA Healthcare Corp.                                                           1,242,990
        81,730  (a) Humana, Inc.                                                                        1,547,762
                                                                                                      -----------
                Total                                                                                   2,790,752

                                                                                                      -----------
                Health Technology--5.2%

        23,365  Johnson & Johnson                                                                     $ 1,904,248
        23,241  Merck & Co., Inc.                                                                       3,143,345
                                                                                                      -----------
                Total                                                                                   5,047,593

                                                                                                      -----------
                Industrial Services--4.3%

        33,063  AES Corp.                                                                               1,353,516
        19,485  Schlumberger Ltd.                                                                       1,022,963
        40,900  Waste Management, Inc.                                                                  1,845,613
                                                                                                      -----------
                Total                                                                                   4,222,092

                                                                                                      -----------
                Non-Energy Minerals--1.0%

        42,315  USX-U.S. Steel Group, Inc.                                                                983,824
                Producer Manufacturing--6.7%
        32,460  Ingersoll-Rand Co.                                                                      1,639,230
        29,520  Philips Electronics N.V., ADR                                                           1,619,910
        22,780  Textron, Inc.                                                                           1,694,263
        15,615  Xerox Corp.                                                                             1,512,703
                                                                                                      -----------
                Total                                                                                   6,466,106

                                                                                                      -----------
                Retail Trade--11.3%

        43,165  American Stores Co.                                                                     1,405,560
        26,080  CVS Corp.                                                                               1,191,530
        87,960  (a) Office Depot, Inc.                                                                  2,199,000
        65,200  (a) Safeway, Inc.                                                                       3,117,375
        29,115  Sears, Roebuck & Co.                                                                    1,308,355
        89,255  TJX Cos., Inc.                                                                          1,690,267
                                                                                                      -----------
                Total                                                                                  10,912,087

                                                                                                      -----------
                Transportation--1.7%

        25,730  (a) UAL Corp.                                                                           1,670,842
                Utilities--12.2%
        29,515  AT&T Corp.                                                                              1,837,309
        22,940  Ameritech Corp.                                                                         1,237,326
        41,490  Coastal Corp.                                                                           1,462,523
        17,605  Columbia Energy Group                                                                   1,018,889
        38,400  Edison International                                                                    1,012,800
         8,515  FPL Group, Inc.                                                                           532,720
        37,775  GPU, Inc.                                                                               1,629,047
        19,405  GTE Corp.                                                                               1,138,831
        35,875  MCI Worldcom, Inc.                                                                      1,982,094
                                                                                                      -----------
                Total                                                                                  11,851,539

                                                                                                      -----------
                Total Common Stocks (identified cost $77,897,340)                                      93,941,928
                                                                                                      -----------
Principal

Amount                                                                                                      Value
(b) Repurchase Agreements--3.0%

    $2,900,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.40%, dated 10/30/1998,             $ 2,900,000
                due 11/2/1998
                Total Investments (identified cost $80,797,340)(c)                                    $96,841,928
-----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $80,797,340. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $16,044,588 which is comprised of $20,837,597 appreciation and $4,793,009 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($96,906,244) at October 31, 1998.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                                Riggs Stock Fund
                          October 31, 1998 (unaudited)

Assets:

Total investments in securities, at value (identified and tax cost                                            $96,841,928
 $80,797,340)

Cash                                                                                                                3,573
Income receivable                                                                                                  91,237

                                                                                                              -----------
Total assets                                                                                                   96,936,738
Liabilities:
Income distribution payable                                                              $   109
Accrued expenses                                                                          30,385
                                                                                         -------
Total liabilities                                                                                                  30,494

                                                                                                              -----------
Net Assets for 6,510,377 shares outstanding                                                                   $96,906,244
                                                                                                              -----------
Net Assets Consist of:

Paid in capital                                                                                               $70,777,432
Net unrealized appreciation of investments                                                                     16,044,588
Accumulated net realized gain on investments                                                                   10,084,361
Distributions in excess of net investment income                                                                     (137)
                                                                                                              -----------
Total Net Assets                                                                                              $96,906,244

                                                                                                              -----------
Net Asset Value and Offering Price Per Share:
Class R Shares:

Net Asset Value Per Share ($96,807,362 O 6,503,728 shares outstanding)                                        $     14.89
                                                                                                              -----------
Redemption Proceeds Per Share (98/100 of $14.89)*                                                             $     14.59
                                                                                                              -----------
Class B Shares:

Net Asset Value Per Share ($98,882 O 6,649 shares outstanding)                                                $     14.87
                                                                                                              -----------
Redemption Proceeds Per Share (95/100 of $14.87)*                                                             $     14.13
-------------------------------------------------------------------------------------------------------------------------

* See "Contingent Deferred Sales Charge" in the Prospectus.
(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                                Riggs Stock Fund
                 Six Months Ended October 31, 1998 (unaudited)


Investment Income:

Dividends (net of foreign taxes withheld of $457)                                        $    683,326
Interest                                                                                       81,190
                                                                                         ------------
Total income                                                                                  764,516
Expenses:
Investment advisory fee                                                       $389,017
Administrative personnel and services fee                                       72,744
Custodian fees                                                                  10,374
Transfer and dividend disbursing agent fees and expenses                        17,480
Trustees' fees                                                                   1,380
Auditing fees                                                                    7,728
Legal fees                                                                       1,656
Portfolio accounting fees                                                        2,300
Distribution services fee--Class R Shares                                       19,273
Distribution services fee--Class B Shares                                          119
Shareholder services fee--Class R Shares                                        19,273
Shareholder services fee--Class B Shares                                            40
Share registration costs                                                        15,272
Printing and postage                                                             2,300
Insurance premiums                                                               1,472
Miscellaneous                                                                    2,668
                                                                              --------
Total expenses                                                                 563,096
Waivers --
Waiver of shareholder services fee--Class R Shares                 $(11,564)
Waiver of shareholder services fee--Class B Shares                      (40)
                                                                   --------
Total waivers                                                                  (11,604)

                                                                              --------
Net expenses                                                                                  551,492

                                                                                         ------------
Net investment income                                                                         213,024

                                                                                         ------------
Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments                                                              113,991
Net change in unrealized appreciation of investments                                      (11,552,346)

                                                                                         ------------
Net realized and unrealized loss on investments                                           (11,438,355)
                                                                                         ------------
Change in net assets resulting from operations                                           $(11,225,331)
-----------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF CHANGES IN NET ASSETS

                                Riggs Stock Fund


                                                                                     Six Months Ended
                                                                                        (unaudited)       Year Ended

                                                                                     October 31, 1998   April 30, 1998

Increase (Decrease) in Net Assets:

Operations--

Net investment income                                                                    $    213,024     $    663,953
Net realized gain on investments ($113,991 and $23,589,130, respectively,
as computed for federal tax purposes)                                                         113,991       23,430,065
Net change in unrealized appreciation/depreciation                                        (11,552,346)      10,177,213
Change in net assets resulting from operations                                            (11,225,331)      34,271,231
Distributions to Shareholders--
Distributions from net investment income

Class R Shares                                                                               (292,776)        (683,221)
Class B Shares                                                                                    (57)              --
Distributions from net realized gains
Class R Shares                                                                                     --      (23,035,017)
Change in net assets resulting from distributions to shareholders                            (292,833)     (23,718,238)
Share Transactions--

Proceeds from sale of shares                                                               13,210,098       36,671,637
Net asset value of shares issued to shareholders in payment of distributions                  110,780        7,420,981
 declared

Cost of shares redeemed                                                                   (22,011,804)     (26,672,024)
Change in net assets resulting from share transactions                                     (8,690,926)      17,420,594
Change in net assets                                                                      (20,209,090)      27,973,587
Net Assets:

Beginning of period                                                                       117,115,334       89,141,747
End of period (including undistributed net investment income of $79,672 at April         $ 96,906,244     $117,115,334
 30, 1998)

----------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                             FINANCIAL HIGHLIGHTS

                                Riggs Stock Fund

                                 Class R Shares

(For a share outstanding throughout each period)


                                             Six Months Ended
                                               (unaudited)

                                               October 31,                    Year Ended April 30,
                                                   1998           1998       1997      1996      1995      1994

Net asset value, beginning of period                 $ 16.57    $  15.41   $ 15.84   $ 12.69   $ 11.89   $ 10.46
Income from investment operations
Net investment income                                   0.03        0.11      0.20      0.18      0.20      0.16
Net realized and unrealized gain (loss)

 on investments                                        (1.67)       5.20      2.28      4.00      1.39      1.44
                                                     -------    --------   -------   -------   -------   -------
Total from investment operations                       (1.64)       5.31      2.48      4.18      1.59      1.60
Less distributions

Distributions from net investment income               (0.04)      (0.11)    (0.20)    (0.18)    (0.19)    (0.16)
Distributions from net realized gain                      --       (4.04)    (2.71)    (0.85)    (0.60)    (0.01)
                                                     -------    --------   -------   -------   -------   -------
Total distributions                                    (0.04)      (4.15)    (2.91)    (1.03)    (0.79)    (0.17)
                                                     -------    --------   -------   -------   -------   -------
Net asset value, end of period                       $ 14.89    $  16.57   $ 15.41   $ 15.84   $ 12.69   $ 11.89
                                                     -------    --------   -------   -------   -------   -------
Total return (a)                                       (9.88%)     39.68%    16.34%    33.73%    14.16%    15.28%
Ratios to average net assets
Expenses                                              1.35%*        0.93%     0.91%     0.96%     0.98%     1.00%
Net investment income                                 0.41%*        0.63%     1.26%     1.26%     1.66%     1.36%
Expense reimbursement/waiver (b)                      0.15%*        0.07%     0.12%     0.12%     0.14%     0.20%
Supplemental data
Net assets, end of period (000 omitted)              $96,807    $117,115   $89,142   $84,797   $66,019   $58,597
Portfolio turnover                                        22%         94%       75%       81%       46%       89%
----------------------------------------------------------------------------------------------------------------

*   Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                             FINANCIAL HIGHLIGHTS

                                Riggs Stock Fund
                                 Class B Shares

(For a share outstanding throughout the period)


                                                                              Period Ended
                                                                              (unaudited)

                                                                          October 31, 1998(c)

Net asset value, beginning of period                                            $ 16.65
Income from investment operations
Net investment loss                                                               (0.01)
Net realized and unrealized (loss) on investments                                 (1.76)
                                                                                -------
Total from investment operations                                                  14.88

Less distributions

Distributions from net investment income                                          (0.01)

                                                                                -------
Net asset value, end of period                                                  $ 14.87
                                                                                -------
Total return (a)                                                                  10.63%
Ratios to average net assets
Expenses                                                                         1.83%*
Net investment loss                                                               (0.33%)
Expense waiver/reimbursement (b)                                                 0.25%*
Supplemental data
Net assets, end of period (000 omitted)                                         $    99
Portfolio turnover                                                                   22%
-------------------------------------------------------------------------------------------------

*   Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Class B commenced operations on July 1, 1998.

(See Notes which are an integral part of the Financial Statements)

                            PORTFOLIO OF INVESTMENTS

                         Riggs Small Company Stock Fund
                          October 31, 1998 (unaudited)


Shares                                                                                                            Value
Common Stocks--91.9%

                Basic Materials--1.7%

        34,435  (a) JLM Industries, Inc.                                                                      $   223,828
        65,605  (a) Quaker Fabric Corp.                                                                           451,034
                                                                                                              -----------
                Total                                                                                             674,862

                                                                                                              -----------
                Capital Goods--5.1%

        39,620  (a) Group Maintenance America Corp.                                                               512,584
        20,325  Kuhlman Corp.                                                                                     538,613
        35,570  (a) Trident International, Inc.                                                                   284,560
        19,805  (a) Zebra Technologies Corp., Class A                                                             648,614
                                                                                                              -----------
                Total                                                                                           1,984,371

                                                                                                              -----------
                Commercial Services--3.8%

        22,097  Interim Services, Inc.                                                                            469,561
        28,765  Richfood Holdings, Inc.                                                                           510,579
        28,165  Saville Systems Ireland PLC, ADR                                                                  475,284
                                                                                                              -----------
                Total                                                                                           1,455,424

                                                                                                              -----------
                Consumer Durables--2.5%

        19,135  Action Performance Cos., Inc.                                                                     571,658
        18,270  Furniture Brands International, Inc.                                                              392,805
                                                                                                              -----------
                Total                                                                                             964,463

                                                                                                              -----------
                Consumer Non-Durables--5.1%

        40,455  Flowers Industries, Inc.                                                                          829,328
        65,055  NBTY, Inc.                                                                                        520,440
        18,575  (a) Suiza Foods Corp.                                                                             606,009
                                                                                                              -----------
                Total                                                                                           1,955,777

                                                                                                              -----------
                Consumer Services--10.0%

        22,400  (a) Metamor Worldwide, Inc.                                                                       575,400
        32,585  (a) Performance Food Group Co.                                                                    790,186
        39,389  ResortQuest International, Inc.                                                                   347,115
        25,376  (a) ScanSource, Inc.                                                                              491,660
        37,059  (a) Travel Services International, Inc.                                                           750,445
        28,670  (a) VDI Media                                                                                     243,695
        17,060  (a) Valassis Communication, Inc.                                                                  680,267
                                                                                                              -----------
                Total                                                                                           3,878,768

                                                                                                              -----------
                Electronic Technology--2.1%

        31,035  (a) ATMI, Inc.                                                                                    426,731
        32,595  (a) Telco System, Inc.                                                                            391,140
                                                                                                              -----------
                Total                                                                                             817,871

                                                                                                              -----------
                Energy--5.9%

        51,035  (a) Miller Exploration Co.                                                                        280,693
        47,705  (a) National-Oilwell, Inc.                                                                        757,317
        92,250  (a) Newpark Resources, Inc.                                                                       870,609
        58,355  (a) Patterson Energy Inc.                                                                         361,072
                                                                                                              -----------
                Total                                                                                           2,269,691

                                                                                                              -----------
                Financial--16.8%

        40,005  Allied Capital Corp.                                                                          $   750,094
        95,675  (a) Amresco, Inc.                                                                                 663,745
        21,050  Apartment Investment & Management Co., Class A                                                    735,434
        32,030  ESG, ADR                                                                                          592,555
        19,020  (a) FPIC Insurance Group, Inc.                                                                    553,958
        22,675  Hubco, Inc.                                                                                       612,225
        59,985  (a) Imperial Credit Commercial Mortgage Investment Corp.                                          502,374
        51,251  Long Beach Financial Corp.                                                                        368,367
        54,575  Peoples Bancorp, Inc.                                                                             552,572
        47,055  Rainbow Rentals, Inc.                                                                             467,609
        16,122  Weingarten Realty Investors                                                                       716,421
                                                                                                              -----------
                Total                                                                                           6,515,354

                                                                                                              -----------
                Healthcare--13.2%

        12,365  Advance Paradiam, Inc.                                                                            408,045
        11,440  Bindley Western Industries, Inc.                                                                  414,700
        66,025  Coventry Health Care, Inc.                                                                        639,617
        47,430  (a) Dental Care Alliance, Inc.                                                                    474,300
         6,780  Life Technologies, Inc.                                                                           251,496
        25,625  (a) Maxxim Medical, Inc.                                                                          647,031
        39,590  Physician Reliance Network, Inc.                                                                  440,439
        17,910  (a) Steris Corp.                                                                                  411,930
        22,455  (a) Trigon Healthcare, Inc.                                                                       842,062
        24,302  (a) United Payors & United Providers, Inc.                                                        558,946
                                                                                                              -----------
                Total                                                                                           5,088,566

                                                                                                              -----------
                Industrial Services--1.1%

        56,415  Windmere-Durable Holdings                                                                         433,690
                                                                                                              -----------
                Non-Energy Minerals--1.5%

        10,960  Southdown, Inc.                                                                                   596,635
                                                                                                              -----------
                Process Industries--1.6%

        50,585  Building One Services Corp.                                                                       625,989
                                                                                                              -----------
                Retail--7.9%

        34,175  (a) Gadzooks, Inc.                                                                                279,808
        59,213  (a) Goody's Family Clothing, Inc.                                                                 632,839
        42,300  Just For Feet, Inc.                                                                               716,456
        20,230  (a) Pacific Sunwear of California                                                                 437,474
        67,295  (a) PetSmart, Inc.                                                                                483,683
        48,575  (a) Syms Corp.                                                                                    488,786
                                                                                                              -----------
                Total                                                                                           3,039,046

                                                                                                              -----------
                Technology Services--6.5%

        16,560  Axent Technologies, Inc.                                                                          416,070
        29,855  (a) Inacom Corp.                                                                                  578,441
        29,910  Platinum Technology, Inc.                                                                         491,646
        68,905  (a) Savior Technology Group, Inc.                                                                 633,064
        46,693  (a) The A Consulting Team, Inc.                                                                   402,727
                                                                                                              -----------
                Total                                                                                           2,521,948

                                                                                                              -----------
Shares or
Principal

Amount                                                                                                              Value
Common Stocks--continued

                Transportation--5.7%

        19,342  (a) Atlantic Coast Airlines, Inc.                                                             $   464,208
        14,105  Comair Holdings, Inc.                                                                             463,702
        32,111  (a) Mesaba Holdings, Inc.                                                                         586,026
        11,490  (a) Ryanair Holdings PLC, ADR                                                                     337,519
        14,140  SkyWest, Inc.                                                                                     360,570
                                                                                                              -----------
                Total                                                                                           2,212,025

                                                                                                              -----------
                Utilities--1.4%

        23,515  UGI Corp.                                                                                         537,905
                                                                                                              -----------
                Total Common Stocks (identified cost $36,810,712)                                              35,572,385
                                                                                                              -----------
(b) Repurchase Agreement--8.0%

    $3,116,000  Donaldson, Lufkin and Jenrette Securities Corp., 5.40%, dated 10/30/1998, due                   3,116,000
                                                                                                              -----------
                11/2/1998 (at amortized cost)

                Total Investments (identified cost $39,926,712)(c)                                            $38,688,385

-------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(c) The cost of investments for federal tax purposes amounts to $39,926,712. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to ($1,238,327) which is comprised of $3,763,977 appreciation and $5,002,304 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets
      ($38,702, 051) at October 31, 1998.

The following acronyms are used throughout this portfolio:

ADR--American Depositary Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

                      STATEMENT OF ASSETS AND LIABILITIES

                         Riggs Small Company Stock Fund
                          October 31, 1998 (unaudited)

Assets:

Total investments in securities, at value (identified and tax cost                                        $38,688,385
 $39,926,712)

Cash                                                                                                           13,467
Income receivable                                                                                               2,863
Deferred organizational costs                                                                                   9,204
Other assets                                                                                                    2,359
                                                                                                          -----------
Total assets                                                                                               38,716,278
Liabilities:
Payable for investments purchased                                                     $5,285
Accrued expenses                                                                       8,942
                                                                                     -------
Total liabilities                                                                                              14,227

                                                                                                          -----------
Net Assets for 2,981,858 shares outstanding                                                               $38,702,051
                                                                                                          -----------
Net Assets Consist of:

Paid in capital                                                                                           $38,517,219
Net unrealized depreciation of investments                                                                 (1,238,327)
Accumulated net realized gain on investments                                                                1,441,356
Distributions in excess of net investment income                                                              (18,197)
                                                                                                          -----------
Total Net Assets                                                                                          $38,702,051

                                                                                                          -----------
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class R Shares:

Net Asset Value Per Share ($38,575,126/2,972,068 shares outstanding)                                      $     12.98
                                                                                                          -----------
Redemption Proceeds Per Share (98/100 of $12.98)*                                                         $     12.72
                                                                                                          -----------
Class B Shares:

Net Asset Value Per Share ($126,925/9,790 shares outstanding)                                             $     12.96
                                                                                                          -----------
Redemption Proceeds Per Share (95/100 of $12.96)*                                                         $     12.31
                                                                                                          -----------
---------------------------------------------------------------------------------------------------------------------

* See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

                            STATEMENT OF OPERATIONS

                         Riggs Small Company Stock Fund
                 Six Months Ended October 31, 1998 (unaudited)


Investment Income:

Dividends                                                                                                           $    184,598
Interest                                                                                                                  71,869
                                                                                                                    ------------
Total income                                                                                                             256,467
Expenses:
Investment advisory fee                                                                                  $179,314
Administrative personnel and services fee                                                                  31,499
Custodian fees                                                                                              4,716
Transfer and dividend disbursing agent fees and expenses                                                   10,580
Trustees' fees                                                                                              1,104
Auditing fees                                                                                               8,464
Legal fees                                                                                                  1,104
Portfolio accounting fees                                                                                   1,564
Distribution services fee--Class R Shares                                                                   7,172
Distribution services fee--Class B Shares                                                                     164
Shareholder services fee--Class R Shares                                                                    7,172
Shareholder services fee--Class B Shares                                                                       55
Share registration costs                                                                                   13,892
Printing and postage                                                                                        4,048
Insurance premiums                                                                                          1,288
Miscellaneous                                                                                               6,886
                                                                                                         --------
Total expenses                                                                                            279,022
Waivers--
Waiver of shareholder services fee--Class R Shares                                             $(4,303)
Waiver of shareholder services fee--Class B Shares                                                 (55)
                                                                                              --------
Total waivers                                                                                              (4,358)

                                                                                                         --------

Net expenses                                                                                                             274,664

                                                                                                                    ------------
Net operating loss                                                                                                       (18,197)

                                                                                                                    ------------
Realized and Unrealized Gain (Loss) on Investments:

Net realized loss on investments                                                                                      (3,825,392)
Net change in unrealized appreciation (depreciation) of investments                                                  (12,894,717)

                                                                                                                    ------------
Net realized and unrealized loss on investments                                                                      (16,720,109)
                                                                                                                    ------------
Change in net assets resulting from operations                                                                      $(16,738,306)
--------------------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

                         Riggs Small Company Stock Fund


                                                                              Six Months Ended

                                                                                (unaudited)                 Year Ended
                                                                             October 31, 1998            April 30, 1998

Increase (Decrease) in Net Assets:

Operations--

Net operating loss                                                              $    (18,197)               $  (108,923)
Net realized gain (loss) on investments (($3,825,392) and
 $10,181,542, respectively,

as computed for federal tax purposes)                                             (3,825,392)                10,175,481
Net change in unrealized appreciation/depreciation                               (12,894,717)                12,217,509
                                                                                ------------               ------------
Change in net assets resulting from operations                                   (16,738,306)                22,284,067
                                                                                ------------               ------------
Distributions to Shareholders--
Distributions from net realized gains

Class R Shares                                                                            --                 (7,596,605)
                                                                                ------------               ------------
Share Transactions--

Proceeds from sale of shares                                                      11,722,846                 23,389,601
Net asset value of shares issued to shareholders in payment of                            --                    774,594
 distributions declared

Cost of shares redeemed                                                          (14,505,823)                (8,405,450)
                                                                                ------------               ------------
Change in net assets resulting from share transactions                            (2,782,977)                15,758,745
                                                                                ------------               ------------
Change in net assets                                                             (19,521,283)                30,446,207
Net Assets:
Beginning of period                                                               58,223,334                 27,777,127
                                                                                ------------               ------------
End of period                                                                   $ 38,702,051                $58,223,334
-----------------------------------------------------------------------------------------------------------------------

(See Notes which are an integral part of the Financial Statements)

                             FINANCIAL HIGHLIGHTS

                         Riggs Small Company Stock Fund
                                 Class R Shares

(For a share outstanding throughout each period)


                                                            Six Months

                                                               Ended

                                                            (unaudited)

                                                            October 31,              Year Ended April 30,
                                                               1998         1998       1997       1996      1995(a)

Net asset value, beginning of period                         $   18.80    $ 12.80    $ 14.10    $ 10.43    $ 10.00
Income from investment operations
Net investment income/(loss)                                     (0.01)     (0.04)     (0.01)     (0.02)      0.02
Net realized and unrealized gain (loss) on investments           (5.81)      9.23      (0.47)      4.05       0.41
                                                             ---------    -------    -------    -------    -------
Total from investment operations                                 (5.82)      9.19      (0.48)      4.03       0.43
                                                             ---------    -------    -------    -------    -------
Less distributions

Distributions from net investment income                            --         --         --      (0.01)        --
Distributions from net realized gain on investments                 --      (3.19)     (0.82)     (0.35)        --
                                                             ---------    -------    -------    -------    -------
Total distributions                                                 --      (3.19)     (0.82)     (0.36)        --
                                                             ---------    -------    -------    -------    -------
Net asset value, end of period                               $   12.98    $ 18.80    $ 12.80    $ 14.10    $ 10.43
                                                             ---------    -------    -------    -------    -------
Total return (b)                                                (30.96%)    77.85%     (3.76%)    39.43%      4.30%
Ratios to average net assets
Expenses                                                        1.53%*       1.09%      1.00%      1.14%    1.66%*
Net investment income/(loss)                                  (0.08%)*      (0.26%)    (0.07%)    (0.13%)   0.98%*
Expense reimbursement/waiver (c)                                0.15%*       0.09%      0.46%      0.80%    1.54%*
Supplemental data
Net assets, end of period (000 omitted)                      $  38,575    $58,223    $27,777    $19,289    $ 7,609
Portfolio turnover                                                  48%       108%        93%        70%         8%
------------------------------------------------------------------------------------------------------------------

*   Computed on an annualized basis.

(a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                             FINANCIAL HIGHLIGHTS

                         Riggs Small Company Stock Fund
                                 Class B Shares

(For a share outstanding throughout the period)


                                                                              Period
                                                                              Ended

                                                                           (unaudited)
                                                                           October 31,

                                                                             1998(c)

Net asset value, beginning of period                                            $   17.25
Income from investment operations
Net investment income                                                               (0.01)
Net realized and unrealized gain (loss) on investments                               4.28
                                                                                ---------
Net asset value, end of period                                                  $   12.96
                                                                                ---------
Total return (a)                                                                   (24.87%)
Ratios to average net assets
Expenses                                                                           1.99%*
Net investment income                                                            (0.47%)*
Expense waiver/reimbursement (b)                                                   0.25%*
Supplemental data
Net assets, end of period (000 omitted)                                         $     127
Portfolio turnover                                                                     48%
-----------------------------------------------------------------------------------------

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Class B commenced operations on July 1, 1998.

(See Notes which are an integral part of the Financial Statements)

                     COMBINED NOTES TO FINANCIAL STATEMENTS

                                  Riggs Funds
                          October 31, 1998 (unaudited)

(1) Organization

Riggs Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Board of Trustees (the "Trustees")approved a change in the name of the Trust from RIMCO Monument Funds to Riggs Funds, the name of the Bond Fund to U.S. Government Securities Fund, and the name of the Small Capitalization Equity Fund to Small Stock Fund effective July 1, 1998. The Trust consists of five diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:


Portfolio Name                         Investment Objective

Riggs U.S. Treasury Money Market Fund  To provide current income consistent with
("Treasury Fund")                      stability of principal and liquidity.

Riggs Prime Money Market Fund          To provide current income consistent with
("Prime Fund")                         stability of principal and liquidity.

Riggs U.S. Government Securities Fund  To achieve current income.
("U.S. Government Securities Fund")

Riggs Stock Fund ("Stock Fund")        To provide growth of capital and income.

Riggs Small Company Stock Fund

("Small Company Fund")                 To provide long-term capital appreciation.


Effective July 1, 1998, Prime Fund and Treasury Fund offers two classes of shares, Class Y Shares and Class R Shares (formerly, Class A Shares and Class B Shares, respectively, for Prime Fund); U.S. Government Securities Fund continues to issue one class of shares (designated as Class R Shares); and Stock Fund and Small Company Fund will offer two classes of shares, its existing class (designated as Class R Shares) and a new class (designated as Class B Shares).

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds (other fixed income and asset-backed securities), and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities (and investments in closed-end investment companies) are valued at the last sale price reported on a national securities exchange. For the money market Funds within the Trust, the use of the amortized cost method to value portfolio securities is in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Federal Taxes

It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At October 31, 1998, the Prime Fund and U.S. Government Fund, for federal tax purposes, had a capital loss carryforward of $876,105 and $2,733,203 respectively, which will reduce each Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Prime Fund and U.S. Government Securities Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of the Prime Fund will expire 2002 ($836,919), 2003 ($20,474), 2005 ($14,610), and 2006 ($4,102). The capital loss carryforward of the U.S. Government Securities Fund will expire 2003 ($3,106,007), and 2005 ($470,326).

Additionally, a net capital loss of $11,490 for the Prime Fund attributable to security transactions incurred after October 31, 1997, are treated as arising on May 1, 1998, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

Deferred Expenses

The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized over a period not to exceed five years from each Fund's commencement date.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on the trade date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:


                                                                                                  Treasury Fund
                                                                                        Six Months Ended     Year Ended

Class Y Shares                                                                          October 31, 1998   April 30, 1998
Shares sold                                                                                  125,082,464      277,959,898
Shares issued to shareholders in payment of distributions declared                               613,581        1,500,215
Shares redeemed                                                                             (136,769,327)    (303,046,901)
                                                                                        ----------------   --------------
Net change resulting from Class Y Shares transactions                                        (11,073,282)     (23,586,788)
-------------------------------------------------------------------------------------------------------------------------


                                                                                                             Treasury Fund
                                                                                                              Period Ended

Class R Shares                                                                                             October 31, 1998(a)
Shares sold                                                                                                       3,308,766
Shares issued to shareholders in payment of distributions declared                                                   15,963
Shares redeemed                                                                                                    (287,319)
                                                                                                           ----------------
Net change resulting from Class R Shares transactions                                                             3,037,410
                                                                                                           ----------------
Net change resulting from share transactions                                                                     (8,035,872)
---------------------------------------------------------------------------------------------------------------------------


                                                                                                Prime Fund
                                                                                   Six Months Ended     Year Ended

Class Y Shares                                                                     October 31, 1998   April 30, 1998
Shares sold                                                                             613,607,460    1,618,160,015
Shares issued to shareholders in payment of distributions declared                        1,857,854        6,212,437
Shares redeemed                                                                        (652,385,635)  (1,678,272,255)
                                                                                    ---------------    -------------
Net change resulting from Class Y Shares transactions                                   (36,920,321)     (53,899,803)
                                                                                    ---------------    -------------



                                                                                                Prime Fund
                                                                                   Six Months Ended     Year Ended

Class R Shares                                                                     October 31, 1998   April 30, 1998
Shares sold                                                                              14,086,733       50,323,930
Shares issued to shareholders in payment of distributions declared                           29,669           10,332
Shares redeemed                                                                         (11,631,284)     (76,088,979)
                                                                                   ----------------   --------------
Net change resulting from Class R Shares transactions                                     2,485,118      (25,754,717)
                                                                                   ----------------   --------------
Net change resulting from share transactions                                            (34,435,203)     (79,654,520)
                                                                                   ----------------   --------------




                                                                                    U.S Government Securities Fund
                                                                                   Six Months Ended     Year Ended

Class R Shares                                                                     October 31, 1998   April 30, 1998
Shares sold                                                                                 522,702        1,294,447
Shares issued to shareholders in payment of distributions declared                           15,749           35,958
Shares redeemed                                                                            (353,446)      (1,177,844)
                                                                                    ---------------   --------------
Net change resulting from Class R Shares transactions                                       185,005          152,561
                                                                                    ---------------   --------------



                                                                                                Stock Fund
                                                                                   Six Months Ended     Year Ended

Class R Shares                                                                     October 31, 1998   April 30, 1998
Shares sold                                                                                 849,446        2,347,730
Shares issued to shareholders in payment of distributions declared                            7,341          530,956
Shares redeemed                                                                          (1,422,583)      (1,591,271)
                                                                                   ----------------   --------------
Net change resulting from Class R Shares transactions                                      (565,796)       1,287,415
--------------------------------------------------------------------------------------------------------------------


                                                                                                               Stock Fund
                                                                                                              Period Ended

Class B Shares                                                                                             October 31, 1998(b)
Shares sold                                                                                                           6,645
Shares issued to shareholders in payment of distributions declared                                                        4
Shares redeemed                                                                                                          --
                                                                                                            ---------------
Net change resulting from Class B Shares transactions                                                                 6,649
                                                                                                            ---------------
Net change resulting from share transactions                                                                       (559,147)
---------------------------------------------------------------------------------------------------------------------------


                                                                                                Small Company Fund
                                                                                        Six Months Ended    Year Ended

Class R Shares                                                                          October 31, 1998   April 30, 1998
Shares sold                                                                                      827,876        1,357,019
Shares issued to shareholders in payment of distributions declared                                    --           51,264
Shares redeemed                                                                                 (952,226)        (482,797)
                                                                                          --------------   --------------
Net change resulting from Class R Shares transactions                                           (124,350)         925,486
-------------------------------------------------------------------------------------------------------------------------


                                                                                                             Small Company Fund
                                                                                                                Period Ended

Class B Shares                                                                                               October 31, 1998(b)
Shares sold                                                                                                             9,790
Shares issued to shareholders in payment of distributions declared                                                         --
Shares redeemed                                                                                                            --
                                                                                                             ----------------
Net change resulting from Class B Shares transactions                                                                   9,790
                                                                                                             ----------------
Net change resulting from share transactions                                                                         (114,560)
                                                                                                             ----------------
-----------------------------------------------------------------------------------------------------------------------------

(a) Class R commenced operations on July 1, 1998.
(b) Class B commenced operations on July 1, 1998.

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee

Riggs Investment Management Corp., the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


Fund                                           Annual Rate
Treasury Fund                                     0.50%
Prime Fund                                        0.50%
U.S. Government Securities Fund                   0.75%
Stock Fund                                        0.75%
Small Company Fund                                0.80%

Administrative Fee

Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services (including certain legal, fund accounting and transfer agency services). The FAS fee is based on the level of average aggregate net assets of the Trust for the period.

Distribution Services Fee

Prime Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, effective July 1, 1998, Class R Shares of Treasury Fund, Prime Fund, U.S. Government Securities Fund, Stock Fund and Small Company Fund, and Class B Shares of Stock Fund and Small Company Fund compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of Class R Shares of the Prime Fund to finance activities intended to result in the sale of the Prime Fund's Class R Shares. The Plan provides that the Class R Shares of Prime Fund and Treasury Fund may incur distribution expenses up to 0.50%; Class R Shares of U.S. Government Securities Fund, Stock Fund and Small Company Fund may incur distribution expenses up to 0.25%; and Class B Shares of Stock Fund and Small Company Fund may incur distribution expense of up to 0.75%; respectively, of the average daily net assets of the respective class of shares, annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with FAS, effective July 1, 1998, each Fund pays up to 0.25% of average daily net assets of the Fund for the period. The fee is paid to FAS to finance certain services for shareholders and to maintain shareholder accounts.

Custodian Fees

Riggs Bank N.A. is the Fund's custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses

Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five-year period following each Fund's effective date. For the six months ended October 31, 1998, the following amounts were paid pursuant to this agreement:


                                                                                           Expenses Paid
                                                                                            for the Six

Fund                             Effective Date               Expenses                    October 31, 1998
Small Company Fund             February 6, 1995                $22,693                         $3,100

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term obligations, for the six months ended October 31, 1998, were as follows:


Fund                                        Purchases             Sales
U.S. Government Securities Fund            $19,964,517        $18,278,179
Stock Fund                                  22,345,033         29,940,216
Small Company Fund                          20,005,329         21,215,929

(6) Year 2000 (unaudited)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that theses steps will be sufficient to avoid any adverse impact to the Funds.

            TRUSTEES                                OFFICERS

        John F. Donahue                         John F. Donahue
        Thomas G. Bigley                            Chairman

      John T. Conroy, Jr.

     Nicholas Constantakis                     Edward C. Gonzales
      William J. Copeland                   President and Treasurer

      James E. Dowd, Esq.

    Lawrence D. Ellis, M.D.                  J. Christopher Donahue
 Edward L. Flaherty, Jr., Esq.              Executive Vice President

       Edward C. Gonzales

        Peter E. Madden                        John W. McGonigle
         John E. Murray              Executive Vice President and Secretary

        Wesley W. Posvar

       Marjorie P. Smuts                         Joseph S. Machi
                                      Vice President and Assistant Treasurer

                                                Richard B. Fisher
                                                  Vice President

                                                C. Grant Anderson
                                               Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

Cusip 76656A 104
Cusip 76656A 203
Cusip 76656A 302
Cusip 76656A 500
Cusip 76656A 609
Cusip 76656A 807
Cusip 76656A 401
1111202A (12/98)